Finance Income and Finance Expense (Details) - Schedule of Finance Income and Finance Expense - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Finance Income and Finance Expense [Abstract]
Interest income	$ 513	$ 29,209
Gain on modification of financial instruments		40,331
Total finance income	513	69,540
Interest expense (incl. bank charges)	6,492	575,355
Net foreign exchange loss	179,508	130,120
Revaluation loss from derivative financial instrument		224,086
Loss on derecognition of financial instruments		8,024
Total finance expense	186,000	937,585
Finance income/(expense), net	$ (185,487)	$ (868,045)